BIOLOGICAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about biological assets [abstract]
Disclosure of reconciliation of changes in biological assets
The roll-forward of biological assets is as set forth below:

	12/31/2025	12/31/2024
Opening balance	22,283,001	18,278,582
Additions	7,913,483	7,180,450
Additions of merged companies		366,785
Depletions	(5,352,271)	(4,831,916)
Transfers	15,233	102,790
Gain on fair value adjustments (Note 29)	1,516,458	1,431,530
Disposals	(107,815)	(130,922)
Write-offs	(170,925)	(114,298)
Closing balance	26,097,164	22,283,001

Schedule of Assumptions Used for Calculation of Fair Value of Biological Assets
The table below discloses the measurement of the premises adopted:

	12/31/2025	12/31/2024
Useful productive planted area (hectare) eligible for fair value calculation	1,228,834	1,243,191
Mature assets (6 to 7 years)	173,476	191,737
Immature assets (1 to 5 years)	1,055,358	1,051,454
Average annual growth (IMA) – m3/hectare/year	37.46	37.62
Average gross sale price of eucalyptus – R$/m3	111.9	101.38
Discount rate (post-tax)	8.10%	8.80%

Disclosure of Gains Losses On Fair Value Adjustment Biological Assets
The pricing model considers the net cash flows, after the deduction of taxes on profit at the applicable rates.

	12/31/2025	12/31/2024
Physical changes and discount rate (1)	325,445	609,259
Price of wood	1,191,013	822,271
	1,516,458	1,431,530
(1) Includes the variation of indicators: IMA, discount rate and area.